Segment Information (Details For MMC's Operating Segments) (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Revenue		$ 3,685	$ 3,341	$ 3,495	$ 3,503	$ 3,364	$ 3,135	$ 3,376	$ 3,336	$ 14,024	$ 13,211	$ 12,893
Operating income		686	$ 535	$ 701	$ 749	580	$ 517	$ 661	$ 673	2,655	2,431	2,184
Total Assets		20,429				18,190				20,429	18,190	18,216
Depreciation and Amortization										481	438	423
Capital Expenditures										302	253	325
Risk and Insurance Services Segment
Segment Reporting Information [Line Items]
Interest income, fiduciary assets										39	26	21
Consulting Segment
Segment Reporting Information [Line Items]
Interest income, fiduciary assets										4	3	4
Operating Segments
Segment Reporting Information [Line Items]
Revenue										14,074	13,255	12,933
Operating income										2,841	2,619	2,380
Total Assets		24,690				21,498				24,690	21,498	19,775
Depreciation and Amortization										411	369	360
Capital Expenditures										227	196	244
Operating Segments | Risk and Insurance Services Segment
Segment Reporting Information [Line Items]
Revenue	[1]									7,630	7,143	6,869
Operating income										1,731	1,581	1,366
Total Assets		16,490				14,728				16,490	14,728	13,290
Depreciation and Amortization										282	248	240
Capital Expenditures										139	128	136
Interest income, fiduciary assets										39	26	21
Equity method income										14	12	6
Operating Segments | Consulting Segment
Segment Reporting Information [Line Items]
Revenue	[2]									6,444	6,112	6,064
Operating income										1,110	1,038	1,014
Total Assets		8,200				6,770				8,200	6,770	6,485
Depreciation and Amortization										129	121	120
Capital Expenditures										88	68	108
Interest income, fiduciary assets										4	3	4
Equity method income										17	19	21
Corporate and Elimination
Segment Reporting Information [Line Items]
Revenue										(50)	(44)	(40)
Operating income										(186)	(188)	(196)
Total Assets	[3]	$ (4,261)				$ (3,308)				(4,261)	(3,308)	(1,559)
Depreciation and Amortization										70	69	63
Capital Expenditures										75	57	81
Intersegment Eliminations | Risk and Insurance Services Segment
Segment Reporting Information [Line Items]
Revenue										5	6	6
Intersegment Eliminations | Consulting Segment
Segment Reporting Information [Line Items]
Revenue										$ 45	$ 38	$ 34

[1]	Includes inter-segment revenue of $5 million in 2017 and $6 million in both 2016 and 2015, interest income on fiduciary funds of $39 million, $26 million and $21 million in 2017, 2016 and 2015, respectively, and equity method income of $14 million, $12 million and $6 million in 2017, 2016 and 2015, respectively.
[2]	Includes inter-segment revenue of $45 million, $38 million and $34 million in 2017, 2016 and 2015, respectively, interest income on fiduciary funds of $4 million, $3 million and $4 million in 2017, 2016 and 2015, respectively and equity method income of $17 million, $19 million and $21 million in 2017, 2016 and 2015, respectively.
[3]	Corporate assets primarily include insurance recoverables, pension related assets, the owned portion of the Company headquarters building and intercompany eliminations.